UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-10321
RIVERSOURCE MANAGERS SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: May 31
Date of reporting period: August 31, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Multi-Advisor Small Cap Value Fund
(formerly known as RiverSource Partners Small Cap Value Fund)
Aug. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (89.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.3%)
Esterline Technologies Corp.	8,040	(b,d)	$369,840
Moog, Inc., Class A	10,225	(b)	319,020
Triumph Group, Inc.	5,190	(d)	344,512

Total			1,033,372

Air Freight & Logistics (0.5%)
Atlas Air Worldwide Holdings, Inc.	7,820	(b,d)	338,919
Forward Air Corp.	62,500	(d)	1,488,750

Total			1,827,669

Airlines (3.5%)
Air France-KLM, ADR	286,770	(b,c)	3,760,989
AirTran Holdings, Inc.	596,131	(b,d)	2,688,551
JetBlue Airways Corp.	871,625	(b,d)	4,976,979
Republic Airways Holdings, Inc.	88,480	(b)	622,014

Total			12,048,533

Auto Components (2.7%)
American Axle & Manufacturing Holdings, Inc.	339,500	(b,d)	2,841,615
Cooper Tire & Rubber Co.	800	(d)	12,952
Dana Holding Corp.	217,619	(b)	2,232,771
Fuel Systems Solutions, Inc.	15,650	(b,d)	507,530
Gentex Corp.	210,700	(d)	3,701,998

Total			9,296,866

Automobiles (0.4%)
Thor Industries, Inc.	59,000	(d)	1,377,060

Building Products (1.0%)
Gibraltar Industries, Inc.	126,226	(b,d)	959,318
Simpson Manufacturing Co., Inc.	108,500	(d)	2,391,340

Total			3,350,658

Capital Markets (1.1%)
American Capital Ltd.	102,270	(b,d)	518,509
Janus Capital Group, Inc.	200,500	(d)	1,820,540
Raymond James Financial, Inc.	57,000	(d)	1,315,560

Total			3,654,609

Chemicals (2.0%)
Arch Chemicals, Inc.	13,250	(d)	407,040
Georgia Gulf Corp.	33,600	(b)	436,800
HB Fuller Co.	21,595	(d)	410,089
Innophos Holdings, Inc.	18,782	(d)	547,871
Minerals Technologies, Inc.	9,770		523,672
NewMarket Corp.	3,562	(d)	358,088
PolyOne Corp.	431,300	(b,d)	4,205,175

Total			6,888,735

Issuer	Shares		Value(a)
Commercial Banks (4.5%)
Associated Banc-Corp.	144,000	(d)	1,736,640
Bank of the Ozarks, Inc.	12,499	(d)	459,213
Banner Corp.	397,100		814,055
Cathay General Bancorp	218,500		2,095,415
Community Bank System, Inc.	24,293	(d)	548,536
CVB Financial Corp.	187,000	(d)	1,277,210
Home Bancshares, Inc.	17,301	(d)	372,664
Independent Bank Corp.	15,210	(d)	318,954
NBT Bancorp, Inc.	19,570	(d)	399,619
Park National Corp.	6,400	(d)	384,320
Signature Bank	10,460	(b,d)	382,208
Sterling Bancshares, Inc.	231,000	(d)	1,145,760
Synovus Financial Corp.	1,397,700		2,879,262
Umpqua Holdings Corp.	16,420	(d)	170,768
United Community Banks, Inc.	217,900	(b,d)	540,392
Western Alliance Bancorp	33,800	(b,d)	206,856
Zions Bancorporation	75,500		1,391,465

Total			15,123,337

Commercial Services & Supplies (3.1%)
ABM Industries, Inc.	21,380	(d)	419,262
Clean Harbors, Inc.	4,990	(b,d)	301,646
Copart, Inc.	68,500	(b)	2,263,925
KAR Auction Services, Inc.	78,960	(b,d)	956,206
McGrath Rentcorp	15,360	(d)	308,582
Mine Safety Appliances Co.	12,540	(d)	285,912
Mobile Mini, Inc.	180,700	(b,d)	2,571,360
Schawk, Inc.	99,265	(d)	1,508,828
Steelcase, Inc., Class A	17,780		110,414
The Geo Group, Inc.	17,310	(b,d)	382,551
United Stationers, Inc.	30,510	(b,d)	1,369,594

Total			10,478,280

Communications Equipment (1.1%)
Arris Group, Inc.	17,479	(b,d)	142,803
Brocade Communications Systems, Inc.	281,000	(b,d)	1,410,620
Plantronics, Inc.	84,500	(d)	2,307,695

Total			3,861,118

Computers & Peripherals (1.4%)
Avid Technology, Inc.	130,500	(b,d)	1,445,940
Diebold, Inc.	69,700	(d)	1,808,018
Electronics for Imaging, Inc.	154,000	(b)	1,639,330

Total			4,893,288

Construction & Engineering (1.6%)
Comfort Systems USA, Inc.	161,910	(d)	1,688,721
Insituform Technologies, Inc., Class A	126,300	(b)	2,571,468
Pike Electric Corp.	165,500	(b,d)	1,340,550

Total			5,600,739

Consumer Finance (0.2%)
Cardtronics, Inc.	31,280	(b,d)	433,228
Cash America International, Inc.	10,983	(d)	336,409

Total			769,637

Issuer	Shares		Value(a)
Containers & Packaging (0.2%)
Boise, Inc.	66,116	(b,d)	454,878
Rock-Tenn Co., Class A	8,120		391,222

Total			846,100

Distributors (0.1%)
Audiovox Corp., Class A	62,200	(b,d)	393,726

Diversified Telecommunication Services (0.6%)
General Communication, Inc., Class A	214,259	(b,d)	1,930,474
Global Crossing Ltd.	3,380	(b,c)	41,574

Total			1,972,048

Electric Utilities (3.1%)
El Paso Electric Co.	79,483	(b,d)	1,824,135
NV Energy, Inc.	200,000		2,560,000
Pinnacle West Capital Corp.	32,613		1,299,628
PNM Resources, Inc.	170,420	(d)	1,949,605
Portland General Electric Co.	22,440		448,351
UIL Holdings Corp.	16,997	(d)	450,251
Unisource Energy Corp.	13,770	(d)	447,938
Westar Energy, Inc.	66,500	(d)	1,594,005

Total			10,573,913

Electrical Equipment (1.4%)
AMETEK, Inc.	24,000		1,031,760
Brady Corp., Class A	14,049	(d)	361,902
EnerSys	21,537	(b)	475,322
Regal-Beloit Corp.	53,900		2,981,748

Total			4,850,732

Electronic Equipment, Instruments & Components (7.1%)
Celestica, Inc.	361,229	(b,c,d)	2,712,830
Cognex Corp.	177,920	(d)	3,469,440
FARO Technologies, Inc.	48,300	(b,d)	885,822
Jabil Circuit, Inc.	130,000		1,332,500
Littelfuse, Inc.	106,700	(b,d)	3,973,507
Mercury Computer Systems, Inc.	116,800	(b,d)	1,292,976
Park Electrochemical Corp.	94,300	(d)	2,253,770
Plexus Corp.	124,300	(b,d)	2,861,386
Rofin-Sinar Technologies, Inc.	17,169	(b,d)	350,248
Sanmina-SCI Corp.	84,100	(b,d)	759,423
Vishay Intertechnology, Inc.	456,600	(b,d)	3,511,253
Vishay Precision Group, Inc.	32,614	(b,d)	472,577

Total			23,875,732

Energy Equipment & Services (0.8%)
Bristow Group, Inc.	12,070	(b)	398,310
Newpark Resources, Inc.	47,380	(b,d)	413,627
Oceaneering International, Inc.	14,000	(b)	700,140
Tetra Technologies, Inc.	162,392	(b,d)	1,362,469

Total			2,874,546

Food & Staples Retailing (0.3%)
Pricesmart, Inc.	14,520	(d)	374,761
The Andersons, Inc.	10,290	(d)	368,691
The Pantry, Inc.	12,782	(b)	240,557

Total			984,009

Issuer	Shares		Value(a)
Food Products (1.5%)
Cal-Maine Foods, Inc.	14,120	(d)	419,082
Chiquita Brands International, Inc.	29,540	(b,d)	371,022
Flowers Foods, Inc.	57,500	(d)	1,485,800
J&J Snack Foods Corp.	24,000	(d)	906,000
Ralcorp Holdings, Inc.	25,000	(b)	1,491,250
The Hain Celestial Group, Inc.	19,664	(b,d)	439,294

Total			5,112,448

Gas Utilities (0.5%)
Piedmont Natural Gas Co., Inc.	15,000	(d)	409,200
South Jersey Industries, Inc.	9,980	(d)	468,960
Southwest Gas Corp.	15,923	(d)	500,778
The Laclede Group, Inc.	13,105		436,397

Total			1,815,335

Health Care Equipment & Supplies (1.1%)
Analogic Corp.	6,960	(d)	288,701
ICU Medical, Inc.	24,000	(b,d)	855,120
Integra LifeSciences Holdings Corp.	10,140	(b,d)	352,568
Invacare Corp.	16,650	(d)	381,285
STERIS Corp.	62,260	(d)	1,791,220

Total			3,668,894

Health Care Providers & Services (2.4%)
Amedisys, Inc.	60,500	(b,d)	1,398,760
AMN Healthcare Services, Inc.	211,000	(b,d)	938,950
Chemed Corp.	28,770	(d)	1,435,623
Health Management Associates, Inc., Class A	196,000	(b)	1,225,000
Healthsouth Corp.	160,300	(b,d)	2,606,479
Healthspring, Inc.	17,036	(b)	353,667
Owens & Minor, Inc.	13,670		364,442

Total			8,322,921

Hotels, Restaurants & Leisure (1.3%)
Ameristar Casinos, Inc.	79,900	(d)	1,311,159
Burger King Holdings, Inc.	109,500		1,801,275
Papa John’s International, Inc.	61,173	(b,d)	1,456,529

Total			4,568,963

Household Durables (2.1%)
American Greetings Corp., Class A	16,210	(d)	312,853
Ethan Allen Interiors, Inc.	69,000	(d)	930,810
KB Home	34,830	(d)	359,097
MDC Holdings, Inc.	49,000	(d)	1,304,380
Ryland Group, Inc.	28,140	(d)	453,335
Whirlpool Corp.	48,800	(d)	3,619,009

Total			6,979,484

Independent Power Producers & Energy Traders (1.2%)
Dynegy, Inc.	407,280	(b)	2,007,890
RRI Energy, Inc.	625,000	(b)	2,168,750

Total			4,176,640

Issuer	Shares		Value(a)
Insurance (6.5%)
American Equity Investment Life Holding Co.	45,850	(d)	435,117
American National Insurance Co.	27,300		2,090,088
Amtrust Financial Services, Inc.	32,340	(d)	441,441
Argo Group International Holdings Ltd.	14,830	(c,d)	451,870
Delphi Financial Group, Inc., Class A	20,228	(d)	451,084
First American Financial Corp.	27,340		405,452
Horace Mann Educators Corp.	131,810		2,161,684
Infinity Property & Casualty Corp.	8,835	(d)	409,502
Montpelier Re Holdings Ltd.	289,325	(c)	4,582,907
Platinum Underwriters Holdings Ltd.	111,080	(c,d)	4,466,527
Primerica, Inc.	12,340	(d)	259,510
ProAssurance Corp.	6,810	(b)	360,590
RLI Corp.	4,280	(d)	224,529
Selective Insurance Group, Inc.	138,420	(d)	2,056,921
Torchmark Corp.	53,900	(d)	2,659,965
Tower Group, Inc.	17,000		364,820

Total			21,822,007

Internet Software & Services (0.6%)
DealerTrack Holdings, Inc.	100,500	(b,d)	1,481,872
Digital River, Inc.	15,450	(b)	407,417

Total			1,889,289

IT Services (1.2%)
MAXIMUS, Inc.	52,800	(d)	2,835,888
VeriFone Systems, Inc.	28,500	(b,d)	689,130
Wright Express Corp.	12,860	(b,d)	412,935

Total			3,937,953

Leisure Equipment & Products (1.2%)
Brunswick Corp.	147,800	(d)	1,878,538
Head NV	755,200	(b,c)	509,760
RC2 Corp.	94,000	(b,d)	1,730,540

Total			4,118,838

Life Sciences Tools & Services (1.0%)
Bio-Rad Laboratories, Inc., Class A	19,200	(b)	1,584,576
Charles River Laboratories International, Inc.	45,500	(b,d)	1,285,375
Covance, Inc.	17,000	(b,d)	644,810

Total			3,514,761

Machinery (2.5%)
Altra Holdings, Inc.	25,810	(b,d)	332,175
ArvinMeritor, Inc.	27,991	(b,d)	365,842
Lindsay Corp.	11,140	(d)	410,732
Mueller Industries, Inc.	20,420		481,504
Oshkosh Corp.	83,400	(b)	2,074,992
Robbins & Myers, Inc.	19,260		455,692
Tecumseh Products Co., Class B	10,948	(b)	126,449
Terex Corp.	152,000	(b,d)	2,767,919
Wabtec Corp.	34,000	(d)	1,446,020

Total			8,461,325

Media (1.7%)
Ascent Media Corp., Class A	9,316	(b,d)	248,784
John Wiley & Sons, Inc., Class A	34,600	(d)	1,231,414
National CineMedia, Inc.	20,170		320,501
Scholastic Corp.	12,410	(d)	290,766
Valassis Communications, Inc.	120,200	(b,d)	3,523,062

Total			5,614,527

Issuer	Shares		Value(a)
Metals & Mining (0.8%)
Kaiser Aluminum Corp.	10,920		403,166
Stillwater Mining Co.	147,900	(b,d)	2,026,231
Thompson Creek Metals Co., Inc.	41,380	(b,c,d)	355,040

Total			2,784,437

Multiline Retail (2.4%)
99 Cents Only Stores	30,566	(b,d)	534,905
Dillard’s, Inc., Class A	324,600	(d)	7,099,002
Fred’s, Inc., Class A	40,650	(d)	447,963

Total			8,081,870

Multi-Utilities (0.5%)
Avista Corp.	20,730		432,635
Black Hills Corp.	19,142	(d)	582,491
NorthWestern Corp.	19,452		546,990

Total			1,562,116

Oil, Gas & Consumable Fuels (4.3%)
Berry Petroleum Co., Class A	16,220	(d)	440,373
Energy Partners Ltd.	72,800	(b)	795,704
EV Energy Partner LP	12,750		428,655
EXCO Resources, Inc.	154,900	(d)	2,083,405
International Coal Group, Inc.	91,959	(b)	420,253
James River Coal Co.	21,690	(b,d)	343,136
Overseas Shipholding Group, Inc.	24,080		775,376
Stone Energy Corp.	56,503	(b)	639,049
Swift Energy Co.	9,800	(b)	264,110
Tesoro Corp.	410,447	(d)	4,609,319
USEC, Inc.	605,638	(b,d)	2,846,499
Western Refining, Inc.	36,550	(b,d)	159,358
World Fuel Services Corp.	17,720	(d)	452,569

Total			14,257,806

Paper & Forest Products (1.0%)
Louisiana-Pacific Corp.	288,523	(b,d)	1,921,563
Neenah Paper, Inc.	24,471	(d)	360,213
PH Glatfelter Co.	107,500	(d)	1,099,725

Total			3,381,501

Pharmaceuticals (0.3%)
Medicis Pharmaceutical Corp., Class A	12,950		356,125
Par Pharmaceutical Companies, Inc.	16,060	(b)	423,502
Viropharma, Inc.	31,979	(b,d)	401,017

Total			1,180,644

Professional Services (2.6%)
Administaff, Inc.	63,400	(d)	1,370,708
FTI Consulting, Inc.	58,000	(b,d)	1,901,240
Heidrick & Struggles International, Inc.	37,000	(d)	642,690
Korn/Ferry International	200,169	(b,d)	2,606,200
Resources Connection, Inc.	117,000	(d)	1,297,530
School Specialty, Inc.	73,500	(b,d)	957,705

Total			8,776,073

Issuer	Shares		Value(a)
Real Estate Investment Trusts (REITs) (3.0%)
American Campus Communities, Inc.	14,610		435,232
Ashford Hospitality Trust, Inc.	63,590	(b)	510,628
BioMed Realty Trust, Inc.	30,040	(d)	513,384
CBL & Associates Properties, Inc.	32,200	(d)	392,840
Colonial Properties Trust	34,020		539,556
DCT Industrial Trust, Inc.	82,673	(d)	382,776
DiamondRock Hospitality Co.	75,000	(b,d)	656,999
Douglas Emmett, Inc.	26,163	(d)	421,748
Entertainment Properties Trust	7,800	(d)	336,102
Extra Space Storage, Inc.	26,950		412,066
FelCor Lodging Trust, Inc.	77,280	(b,d)	307,574
Franklin Street Properties Corp.	31,931	(d)	374,551
Glimcher Realty Trust	57,910	(d)	343,985
Government Properties Income Trust	13,630		349,882
Home Properties, Inc.	6,550	(d)	330,775
Lexington Realty Trust	71,300	(d)	475,571
LTC Properties, Inc.	15,170		374,396
Medical Properties Trust, Inc.	43,560	(d)	428,630
National Retail Properties, Inc.	19,427	(d)	473,242
Omega Healthcare Investors, Inc.	20,030	(d)	429,644
Redwood Trust, Inc.	20,870	(d)	288,215
Sovran Self Storage, Inc.	11,350	(d)	428,690
U-Store-It Trust	42,420		339,360
Washington Real Estate Investment Trust	16,560	(d)	507,398

Total			10,053,244

Real Estate Management & Development (1.1%)
MI Developments, Inc., Class A	323,500	(c)	3,613,495

Road & Rail (0.4%)
Landstar System, Inc.	34,000		1,223,320

Semiconductors & Semiconductor Equipment (4.0%)
ATMI, Inc.	74,500	(b,d)	951,738
Brooks Automation, Inc.	352,200	(b,d)	2,387,916
Diodes, Inc.	27,040	(b)	398,840
Entegris, Inc.	512,940	(b,d)	1,974,819
JA Solar Holdings Co., Ltd., ADR	78,610	(b,c,d)	484,238
Micrel, Inc.	19,220	(d)	170,001
Micron Technology, Inc.	250,000	(b,d)	1,616,250
MKS Instruments, Inc.	5,230	(b,d)	90,270
Photronics, Inc.	68,100	(b,d)	292,830
Power Integrations, Inc.	15,910	(d)	435,775
Semiconductor Manufacturing International Corp., ADR	1,033,350	(b,c)	3,306,719
Varian Semiconductor Equipment Associates, Inc.	65,000	(b)	1,613,300

Total			13,722,696

Software (1.2%)
Ariba, Inc.	30,080	(b,d)	465,338
JDA Software Group, Inc.	16,810	(b)	386,126
Mentor Graphics Corp.	329,900	(b)	2,998,790
Websense, Inc.	19,330	(b,d)	375,969

Total			4,226,223

Specialty Retail (4.1%)
Aaron’s, Inc.	77,000	(d)	1,254,330
Borders Group, Inc.	362,414	(b,d)	391,407
Cabela’s, Inc.	207,400	(b,d)	3,231,292

Issuer	Shares		Value(a)
Group 1 Automotive, Inc.	76,670	(b,d)	1,935,151
Gymboree Corp.	38,500	(b,d)	1,448,755
OfficeMax, Inc.	109,500	(b,d)	1,066,530
The Childrens Place Retail Stores, Inc.	9,740	(b)	425,248
The Finish Line, Inc., Class A	30,340		400,488
The Men’s Wearhouse, Inc.	186,800	(d)	3,601,504

Total			13,754,705

Textiles, Apparel & Luxury Goods (0.6%)
Deckers Outdoor Corp.	7,560	(b)	328,633
Unifirst Corp.	9,730		382,000
Volcom, Inc.	84,000	(b,d)	1,309,560

Total			2,020,193

Thrifts & Mortgage Finance (0.7%)
Beneficial Mutual Bancorp, Inc.	24,390	(b)	203,413
Brookline Bancorp, Inc.	44,795	(d)	419,281
MGIC Investment Corp.	41,680	(b)	300,930
NewAlliance Bancshares, Inc.	31,881		390,223
Northwest Bancshares, Inc.	34,440	(d)	370,230
Provident Financial Services, Inc.	30,530		350,179
Trustco Bank Corp. NY	59,110	(d)	314,465

Total			2,348,721

Tobacco (0.1%)
Universal Corp.	11,785	(d)	420,253

Trading Companies & Distributors (0.2%)
GATX Corp.	15,708	(d)	428,829
Huttig Building Products, Inc.	119,803	(b)	134,179
RSC Holdings, Inc.	42,610	(b)	254,808

Total			817,816

Wireless Telecommunication Services (0.1%)
Syniverse Holdings, Inc.	17,350	(b)	356,890

Total Common Stocks (Cost: $319,876,107)			$303,160,095

Money Market Fund (10.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.289%	37,085,305	(f)	$37,085,305

Total Money Market Fund (Cost: $37,085,305)			$37,085,305

Investments of Cash Collateral Received for Securities on Loan (27.3%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (5.6%)
Antalis US Funding Corp.
10-12-10	0.571%	$1,997,213	$1,997,213
Cancara Asset Securitisation LLC
09-17-10	0.280	2,999,440	2,999,440
Ebbets Funding LLC
09-09-10	0.550	2,998,579	2,998,579
Grampian Funding LLC
09-16-10	0.300	2,999,450	2,999,450
Royal Park Investments Funding Corp.
10-06-10	0.551	2,995,875	2,995,875
Thames Asset Global Securities
09-20-10	0.551	4,992,819	4,992,819

Total			18,983,376

Certificates of Deposit (11.4%)
BNP Paribas
10-15-10	0.346	2,000,000	2,000,000
Credit Agricole
10-12-10	0.356	3,000,000	3,000,000
Credit Industrial et Commercial
11-05-10	0.500	3,000,115	3,000,115
DZ Bank AG
09-13-10	0.440	2,998,827	2,998,827
Erste Bank der Oesterreichischen Sparkassen A
09-01-10	0.310	999,940	999,940
KBC Bank NV
09-20-10	0.510	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
10-25-10	0.500	3,000,000	3,000,000
Norinchukin Bank
10-12-10	0.575	3,000,040	3,000,040
Rabobank Group
10-27-10	0.312	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB
09-13-10	0.350	2,999,096	2,999,096
Societe Generale
09-01-10	0.655	3,000,000	3,000,000
Union Bank of Switzerland
10-18-10	0.455	3,000,000	3,000,000
Westpac Banking Corp.
11-03-10	0.345	2,000,000	2,000,000

Total			38,998,018

Commercial Paper (0.6%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	1,997,422	1,997,422

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (9.7%)(e)
Cantor Fitzgerald & Co.
dated 08-31-10, matures 09-01-10, repurchase price
$5,000,036	0.260%	$5,000,000	$5,000,000
Goldman Sachs & Co.
dated 08-31-10, matures 09-01-10, repurchase price
$7,934,484	0.250	7,934,429	7,934,429
Mizuho Securities USA, Inc.
dated 08-31-10, matures 09-01-10, repurchase price
$5,000,039	0.280	5,000,000	5,000,000
Morgan Stanley
dated 04-15-10, matures 10-01-10, repurchase price
$5,002,067	0.480	5,000,000	5,000,000
Pershing LLC
dated 08-31-10, matures 09-01-10, repruchase price
$10,000,092	0.330	10,000,000	10,000,000

Total			32,934,429

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $92,913,245)			$92,913,245

Total Investments in Securities (Cost: $449,874,657)(g)			$433,158,645

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated May 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Aug. 31, 2010, the value of foreign securities, excluding short-term securities, represented 7.14% of net assets.

(d)	At Aug. 31, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.260%)

Security description	Value (a)

Fannie Mae Discount Notes	$2,814
Fannie Mae Interest Strip	140,033
Fannie Mae Pool	809,776
Fannie Mae Principal Strip	919
Fannie Mae REMICS	1,000,867
Federal Farm Credit Bank	37,386
Federal Home Loan Bank Discount Notes	6,871
Federal Home Loan Banks	304,853
Federal Home Loan Mortgage Corp	108,246
Federal National Mortgage Association	239,366
FHLMC Structured Pass Through Securities	27,284
Freddie Mac Coupon Strips	368
Freddie Mac Discount Notes	4,444
Freddie Mac Non Gold Pool	246,162
Freddie Mac Reference REMIC	3,843
Freddie Mac REMICS	318,036
Freddie Mac Strips	34,982
Ginnie Mae I Pool	280,402
Ginnie Mae II Pool	440,833
Government National Mortgage Association	674,689
United States Treasury Inflation Indexed Bonds	38,704
United States Treasury Strip Coupon	336,209
United States Treasury Strip Principal	42,913

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.250%)

Security description	Value (a)

Government National Mortgage Association	$8,093,117

Total market value of collateral securities	$8,093,117

Mizuho Securities USA, Inc. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$2,920,241
Freddie Mac Gold Pool	769,081
Freddie Mac Non Gold Pool	102,403
Ginnie Mae I Pool	1,069,326
Ginnie Mae II Pool	25,026
Government National Mortgage Association	213,923

Total market value of collateral securities	$5,100,000

Morgan Stanley (0.480%)

Security description	Value (a)

Amstel Funding Corp	$32,514
Can Ast & Can Ltd	591,935
Fannie Mae Pool	388,380
Federal Farm Credit Bank	3,704,005
Grampian Funding Ltd/LLC	317,341
Scaldis & Scaldis	95,461

Total market value of collateral securities	$5,129,636

Pershing LLC (0.330%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$72,768
Fannie Mae Pool	2,962,318
Fannie Mae REMICS	364,174
Fannie Mae Whole Loan	28,599
Federal Farm Credit Bank	133,255
Federal Home Loan Banks	280,523
Federal Home Loan Mortgage Corp	21,242
Federal National Mortgage Association	73,336
Freddie Mac Gold Pool	2,240,116
Freddie Mac Non Gold Pool	31,217
Freddie Mac REMICS	371,980
Ginnie Mae I Pool	761,654
Ginnie Mae II Pool	772,240
Government National Mortgage Association	77,918
United States Treasury Note/Bond	433,071
United States Treasury Strip Principal	1,575,589

Total market value of collateral securities	$10,200,000

(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Aug. 31, 2010.

(g)	At Aug. 31, 2010, the cost of securities for federal income tax purposes was approximately $449,875,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$33,973,000
Unrealized depreciation	(50,689,000)

Net unrealized depreciation	$(16,716,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated May 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2010:

	Fair value at Aug. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$303,160,095	$—	$—	$303,160,095

Total Equity Securities	303,160,095	—	—	303,160,095

Other
Affiliated Money Market Fund(c)	37,085,305	—	—	37,085,305
Investments of Cash Collateral Received for Securities on Loan	—	92,913,245	—	92,913,245

Total Other	37,085,305	92,913,245	—	129,998,550

Total	$340,245,400	$92,913,245	$—	$433,158,645

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2010.

Portfolio of Investments
RiverSource Partners Fundamental Value Fund
Aug. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.2%)

Issuer	Shares		Value(a)
Automobiles (1.2%)
Harley-Davidson, Inc.	245,290	(e)	$5,965,453

Beverages (4.1%)
Diageo PLC, ADR	110,760	(c)	7,254,780
Heineken Holding NV	166,590	(c,e)	6,414,316
The Coca-Cola Co.	124,500		6,962,040

Total			20,631,136

Capital Markets (5.4%)
GAM Holding AG	216,400	(b,c)	2,697,005
Julius Baer Group Ltd.	251,800	(c)	8,883,702
The Bank of New York Mellon Corp.	506,000	(e)	12,280,620
The Charles Schwab Corp.	18,200		232,232
The Goldman Sachs Group, Inc.	21,070		2,885,326

Total			26,978,885

Chemicals (1.1%)
Air Products & Chemicals, Inc.	8,110		600,383
Monsanto Co.	41,000		2,158,650
Potash Corp. of Saskatchewan, Inc.	12,655	(c)	1,863,449
Praxair, Inc.	12,200		1,049,566

Total			5,672,048

Commercial Banks (4.3%)
Wells Fargo & Co.	908,463		21,394,304

Commercial Services & Supplies (1.6%)
Iron Mountain, Inc.	382,356	(e)	7,754,180

Computers & Peripherals (1.3%)
Hewlett-Packard Co.	170,820		6,573,154

Construction Materials (1.2%)
Martin Marietta Materials, Inc.	66,300	(e)	4,853,160
Vulcan Materials Co.	33,110	(e)	1,217,124

Total			6,070,284

Consumer Finance (4.5%)
American Express Co.	556,070		22,170,511

Containers & Packaging (2.3%)
Sealed Air Corp.	554,162	(e)	11,365,863

Diversified Consumer Services (—%)
H&R Block, Inc.	700	(e)	8,995

Issuer	Shares		Value(a)
Diversified Financial Services (0.8%)
JPMorgan Chase & Co.	15,690		570,488
Moody’s Corp.	162,130	(e)	3,427,429

Total			3,997,917

Electrical Equipment (0.5%)
ABB Ltd., ADR	131,390	(b,c)	2,545,024

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.	154,120	(b)	4,156,616

Energy Equipment & Services (0.8%)
Schlumberger Ltd.	14,100		751,953
Transocean Ltd.	59,464	(b,c)	3,026,718

Total			3,778,671

Food & Staples Retailing (8.1%)
Costco Wholesale Corp.	422,934		23,916,918
CVS Caremark Corp.	609,001		16,443,027

Total			40,359,945

Food Products (1.4%)
Mead Johnson Nutrition Co.	44,940		2,345,418
Nestlé SA	17,300	(c)	896,532
The Hershey Co.	37,440	(e)	1,739,837
Unilever NV	68,600	(c)	1,837,794

Total			6,819,581

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	64,600		2,749,376
Becton Dickinson and Co.	70,000	(e)	4,773,300

Total			7,522,676

Health Care Providers & Services (1.5%)
Express Scripts, Inc.	172,860	(b)	7,363,836

Household Durables (0.2%)
Hunter Douglas NV	24,007	(c,e)	821,819

Household Products (1.6%)
The Procter & Gamble Co.	129,930		7,752,923

Industrial Conglomerates (0.8%)
Tyco International Ltd.	100,861	(c,e)	3,760,098

Insurance (11.0%)
AON Corp.	14,420		522,581
Berkshire Hathaway, Inc., Class B	203,095	(b,e)	15,999,823
Fairfax Financial Holdings Ltd.	8,810	(c)	3,472,336
Loews Corp.	421,400		14,807,996
Markel Corp.	1,590	(b)	521,075
The Progressive Corp.	696,060		13,781,988

Issuer	Shares		Value(a)
Transatlantic Holdings, Inc.	113,107		5,391,811

Total			54,497,610

Internet & Catalog Retail (0.3%)
Liberty Media Corp. — Interactive, Class A	126,400	(b,f)	1,333,520

Internet Software & Services (1.0%)
Google, Inc., Class A	11,312	(b)	5,090,626

IT Services (0.3%)
Visa, Inc., Class A	20,940	(e)	1,444,441

Marine (1.1%)
China Shipping Development Co., Ltd., Series H	1,432,000	(c,e)	1,896,225
Kuehne & Nagel International AG	36,158	(c)	3,772,544

Total			5,668,769

Media (1.5%)
Grupo Televisa SA, ADR	127,580	(c,e)	2,358,954
Liberty Media Corp. — Starz, Series A	10,118	(b,f)	604,449
News Corp., Class A	208,770		2,624,239
The Walt Disney Co.	60,400	(e)	1,968,436

Total			7,556,078

Metals & Mining (1.1%)
BHP Billiton PLC	97,300	(c)	2,733,310
Rio Tinto PLC	52,327	(c)	2,648,554

Total			5,381,864

Oil, Gas & Consumable Fuels (14.2%)
Canadian Natural Resources Ltd.	353,920	(c)	11,357,293
China Coal Energy Co., Ltd., Series H	3,365,100	(c)	4,741,527
Devon Energy Corp.	255,460		15,399,129
EOG Resources, Inc.	211,240	(e)	18,350,418
Occidental Petroleum Corp.	237,310		17,342,615
OGX Petroleo e Gas Participacoes SA	340,000	(b,c)	4,054,904

Total			71,245,886

Paper & Forest Products (1.2%)
Sino-Forest Corp.	10,400	(b,c,d)	179,220
Sino-Forest Corp.	334,110	(b,c)	5,757,599

Total			5,936,819

Personal Products (0.2%)
Natura Cosmeticos SA	37,400	(c)	912,102

Pharmaceuticals (8.2%)
Johnson & Johnson	220,300		12,561,506
Merck & Co., Inc.	398,168		13,999,587
Pfizer, Inc.	603,300		9,610,569
Roche Holding AG	34,600	(c)	4,704,236

Total			40,875,898

Issuer		Shares		Value(a)
Professional Services (1.2%)
Dun & Bradstreet Corp.		89,600	(e)	5,904,640

Real Estate Management & Development (1.6%)
Brookfield Asset Management, Inc., Class A		126,900	(c)	3,253,716
Hang Lung Group Ltd.		825,000	(c)	4,931,927

Total				8,185,643

Semiconductors & Semiconductor Equipment (1.6%)
Texas Instruments, Inc.		343,360		7,907,581

Software (1.6%)
Activision Blizzard, Inc.		247,000		2,640,430
Microsoft Corp.		222,300		5,219,604

Total				7,860,034

Specialty Retail (2.1%)
Bed Bath & Beyond, Inc.		187,560	(b)	6,746,533
CarMax, Inc.		190,700	(b,e)	3,800,651

Total				10,547,184

Tobacco (1.1%)
Philip Morris International, Inc.		105,030		5,402,743

Transportation Infrastructure (1.5%)
China Merchants Holdings International Co., Ltd.		1,999,316	(c,e)	6,747,152
COSCO Pacific Ltd.		192,139	(c)	252,944
LLX Logistica SA		77,100	(b,c)	389,935

Total				7,390,031

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV, Series L, ADR		42,500	(c)	1,981,775

Total Common Stocks (Cost: $430,622,602)				$478,587,163

Bonds (1.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Automotive (1.0%)
Harley-Davidson, Inc.
Senior Unsecured
02-01-14	15.000%	$4,000,000		$5,318,648

Paper (0.3%)
Sino-Forest Corp.
Convertible
08-01-13	5.000	1,221,000	(c,d,g)	1,359,510

Total Bonds (Cost: $5,221,000)				$6,678,158

Money Market Fund (2.3%)

		Shares		Value(a)
Columbia Short-Term Cash Fund, 0.289%		11,423,960	(h)	$11,423,960

Total Money Market Fund (Cost: $11,423,960)				$11,423,960

Investments of Cash Collateral Received for Securities on Loan (20.6%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.4%)
Antalis US Funding Corp.
09-08-10	0.340%	$2,999,150	$2,999,150
Cancara Asset Securitisation LLC
09-17-10	0.280	2,999,440	2,999,440
Ebbets Funding LLC
09-09-10	0.550	2,998,579	2,998,579
Grampian Funding LLC
09-16-10	0.300	2,999,450	2,999,450

Total			11,996,619

Certificates of Deposit (9.7%)
BNP Paribas
10-15-10	0.346	5,000,000	5,000,000
Commerzbank AG
09-16-10	0.330	5,000,000	5,000,000
Credit Agricole
10-12-10	0.356	5,000,000	5,000,000
Development Bank of Singapore Ltd.
11-09-10	0.400	3,000,000	3,000,000
DZ Bank AG
09-13-10	0.440	2,998,827	2,998,827
KBC Bank NV
09-20-10	0.510	4,000,000	4,000,000
Mitsubishi UFJ Trust and Banking Corp.
10-08-10	0.570	3,000,000	3,000,000
Norinchukin Bank
10-28-10	0.350	2,001,208	2,001,208
11-08-10	0.350	1,000,644	1,000,644
Rabobank Group
10-27-10	0.312	4,000,000	4,000,000
Skandinaviska Enskilda Banken AB
09-13-10	0.350	2,999,096	2,999,096
Toronto Dominion Bank Ltd.
09-13-10	0.260	3,000,000	3,000,000
Union Bank of Switzerland
10-18-10	0.455	2,000,000	2,000,000
Westpac Banking Corp.
11-03-10	0.345	5,000,000	5,000,000

Total			47,999,775

Commercial Paper (0.4%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	1,997,422	1,997,422

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (8.1%)(i)
Cantor Fitzgerald & Co.
dated 08-31-10, matures 09-01-10, repurchase price
$5,000,036	0.260%	$5,000,000	$5,000,000
Goldman Sachs & Co.
dated 08-31-10, matures 09-01-10, repurchase price
$13,198,749	0.250	13,198,657	13,198,657
Mizuho Securities USA, Inc.
dated 08-31-10, matures 09-01-10, repurchase price
$12,000,093	0.280	12,000,000	12,000,000
Morgan Stanley
dated 04-15-10, matures 10-01-10, repurchase price
$7,002,893	0.480	7,000,000	7,000,000
Pershing LLC
dated 08-31-10, matures 09-01-10, repurchase price
$3,000,028	0.330	3,000,000	3,000,000
RBS Securities, Inc.
dated 08-31-10, matures 09-01-10, repurchase price
$7,000	0.380	7,000	7,000

Total			40,205,657

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $102,199,473)			$102,199,473

Total Investments in Securities (Cost: $549,467,035)(j)			$598,888,754

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated May 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2010, the value of foreign securities, excluding short-term securities, represented 21.62% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2010, the value of these securities amounted to $1,538,730 or 0.31% of net assets.

(e)	At Aug. 31, 2010, security was partially or fully on loan.

(f)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Aug. 31, 2010 was $1,359,510, representing 0.27% of net assets. Information concerning such security holdings at Aug. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Sino-Forest Corp. Convertible 5.000% 2013	07-17-08	$1,221,000
(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Aug. 31, 2010.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.260%)

Security description	Value (a)

Fannie Mae Discount Notes	$2,813
Fannie Mae Interest Strip	140,033
Fannie Mae Pool	809,776
Fannie Mae Principal Strip	919
Fannie Mae REMICS	1,000,867
Federal Farm Credit Bank	37,386
Federal Home Loan Bank Discount Notes	6,872
Federal Home Loan Banks	304,853
Federal Home Loan Mortgage Corp	108,246
Federal National Mortgage Association	239,366
FHLMC Structured Pass Through Securities	27,284
Freddie Mac Coupon Strips	368
Freddie Mac Discount Notes	4,444
Freddie Mac Non Gold Pool	246,162
Freddie Mac Reference REMIC	3,843
Freddie Mac REMICS	318,036
Freddie Mac Strips	34,982
Ginnie Mae I Pool	280,402
Ginnie Mae II Pool	440,833
Government National Mortgage Association	674,689
United States Treasury Inflation Indexed Bonds	38,704
United States Treasury Strip Coupon	336,209
United States Treasury Strip Principal	42,913

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.250%)

Security description	Value (a)

Government National Mortgage Association	$13,462,631

Total market value of collateral securities	$13,462,631

Mizuho Securities USA, Inc. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$7,008,578
Freddie Mac Gold Pool	1,845,794
Freddie Mac Non Gold Pool	245,767
Ginnie Mae I Pool	2,566,385
Ginnie Mae II Pool	60,062
Government National Mortgage Association	513,414

Total market value of collateral securities	$12,240,000

Morgan Stanley (0.480%)

Security description	Value (a)

Amstel Funding Corp	$45,518
Can Ast & Can Ltd	828,710
Fannie Mae Pool	543,731
Federal Farm Credit Bank	5,185,608
Grampian Funding Ltd/LLC	444,277
Scaldis & Scaldis	133,646

Total market value of collateral securities	$7,181,490

Pershing LLC (0.330%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$21,830
Fannie Mae Pool	888,695
Fannie Mae REMICS	109,252
Fannie Mae Whole Loan	8,580
Federal Farm Credit Bank	39,977
Federal Home Loan Banks	84,157
Federal Home Loan Mortgage Corp	6,373
Federal National Mortgage Association	22,001
Freddie Mac Gold Pool	672,035
Freddie Mac Non Gold Pool	9,365
Freddie Mac REMICS	111,594
Ginnie Mae I Pool	228,496
Ginnie Mae II Pool	231,672
Government National Mortgage Association	23,375
United States Treasury Note/Bond	129,921
United States Treasury Strip Principal	472,677

Total market value of collateral securities	$3,060,000

RBS Securities, Inc. (0.380%)

Security description	Value (a)

Aegis Asset Backed Securities Trust	$67
Amortizing Residential Collateral Trust	254
BA Credit Card Trust	128
Bear Stearns Asset Backed Securities Trust	63
Capital One Multi-Asset Execution Trust	1,829
Capital One Prime Auto Receivables Trust	32
Chase Issuance Trust	56
Citibank Credit Card Issuance Trust	350
CNH Equipment Trust	14
Discover Card Master Trust	99
Discover Card Master Trust I	56
First Franklin Mortgage Loan Asset Backed Certificates	268
First National Master Note Trust	927
Goal Capital Funding Trust	17
Greenwich Capital Commercial Funding Corp	152
GS Mortgage Securities Corp II	260
Keycorp Student Loan Trust	1
Massachusetts Educational Financing Authority	83
Merrill Lynch/Countrywide Commercial Mortgage Trust	719
Nelnet Education Loan Funding Inc	287
Nelnet Student Loan Trust	908
Nissan Auto Lease Trust	54
SLC Student Loan Trust	67
SLM Student Loan Trust	608
Structured Asset Investment Loan Trust	51

Total market value of collateral securities	$7,350

(j)	At Aug. 31, 2010, the cost of securities for federal income tax purposes was approximately $549,467,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$94,732,000
Unrealized depreciation	(45,310,000)

Net unrealized appreciation	$49,422,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated May 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2010:

	Fair value at Aug. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$478,587,163	$—	$—	$478,587,163

Total Equity Securities	478,587,163	—	—	478,587,163

Bonds
Corporate Debt Securities	—	6,678,158	—	6,678,158

Total Bonds	—	6,678,158	—	6,678,158

Other
Affiliated Money Market Fund(c)	11,423,960	—	—	11,423,960
Investments of Cash Collateral Received for Securities on Loan	—	102,199,473	—	102,199,473

Total Other	11,423,960	102,199,473	—	113,623,433

Total	$490,011,123	$108,877,631	$—	$598,888,754

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at May 31, 2010 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of Aug. 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at Aug. 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $42,680,883. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)        RiverSource Managers Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	October 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	October 28, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	October 28, 2010